Schedule of Property and Equipment Estimated Useful Life (Details)	Dec. 31, 2023
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	26 years
Office Equipment And Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	7 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	3 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]